Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	FundX Investment Trust
Central Index Key	0001602508
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Jan. 30, 2015
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Flexible Income Fund | Investor Class
Risk/Return:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX Tactical Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	TACTX
FundX Flexible Total Return Fund | Investor Class
Risk/Return:
Trading Symbol	TOTLX